SHARE CAPITAL (Schedule of Status of Grants to Employees) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number
Balance outstanding at beginning of period	454,354	428,367	109,197	106,213
Granted	17,500		4,273	2,984
Exercised
Forfeited		(3,328)
Balance outstanding at end of the period	471,854	454,354	428,367	109,197
Balance exercisable at the end of the period	113,342	110,142	109,197	106,213
Weighted average exercise price (US$)
Balance outstanding at beginning of period	$ 5.44	$ 5.37	$ 2.81	$ 2.73
Granted	$ 6.25		$ 6.02	$ 5.52
Exercised
Forfeited		$ 3.84
Balance outstanding at end of the period	$ 5.47	$ 5.44	$ 5.37	$ 2.81
Balance exercisable at the end of the period	$ 2.99	$ 2.9	$ 2.81	$ 2.73
Grants to Messrs. Gal and Malka [Member]
Number
Granted		29,315	314,897
Weighted average exercise price (US$)
Granted		$ 6.25	$ 6.25